Schedule of Investments
September 30, 2023 (Unaudited)
1919 Maryland Tax-Free Income Fund
Security	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds — 99.1%
Education — 15.1%
Maryland Stadium Authority	5.000%	5/1/2042	$2,000,000	$2,031,497
Maryland Stadium Authority, Built to Learn Revenue	4.000%	6/1/2039	500,000	461,279
Maryland State EDC, Student Housing Revenue Bonds:
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	240,628
Morgan State University Project	5.625%	7/1/2043	565,000	592,166
Salisbury University Project	5.000%	6/1/2027	455,000	454,668
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	496,479
Washington College, Town of Chestertown MD	5.000%	3/1/2028	500,000	503,774
Maryland State Health & Higher EFA Revenue Bonds:
Johns Hopkins University(a)	3.920%	4/1/2035	1,300,000	1,300,000
Johns Hopkins University(a)	3.950%	7/1/2036	2,500,000	2,500,000
Maryland Institute College of Art	4.000%	6/1/2042	250,000	208,541
Stevenson University	4.000%	6/1/2034	500,000	477,584
Total Education				9,266,616
Health Care — 30.3%
County of Baltimore, Maryland:
Oak Crest Village Inc.	5.000%	1/1/2030	495,000	499,302
Oak Crest Village Inc.	4.000%	1/1/2040	500,000	430,132
Riderwood Village Obligated Group	4.000%	1/1/2045	1,000,000	815,886
County of Prince George’s, MD, COPS	3.000%	10/1/2031	2,500,000	2,277,272
Maryland State EDC, Howard Hughes Medical Institute(a)	4.060%	2/15/2043	800,000	800,000
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Healthcare Obligated Group	5.000%	1/1/2033	2,500,000	2,494,055
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,282,589
Broadmead Inc.	4.250%	7/1/2040	1,150,000	1,000,763
Doctors Hospital Inc. Obligated Group	5.000%	7/1/2038	1,000,000	954,154
Greater Baltimore Medical Center Inc.(a)	4.250%	7/1/2025	300,000	300,000
Greater Baltimore Medical Center Inc.	4.000%	7/1/2038	1,000,000	894,087
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,058,550
James Lawrence Kernan Hospital(a)	3.800%	7/1/2041	900,000	900,000
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	1,988,582
UPMC Obligated Group	4.000%	4/15/2045	1,000,000	864,092
Total Health Care				18,559,464
Housing — 13.3%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	850,646
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	915,881
Kirkwood House Preservation LP (a)	3.980%	12/1/2038	2,170,000	2,170,000
Montgomery County Housing Opportunities Commission(a)	3.940%	1/1/2041	1,000,000	1,000,000
Montgomery County Housing Opportunities Commission	3.050%	7/1/2044	1,000,000	715,277
Montgomery County Housing Opportunities Commission(a)	3.900%	1/1/2049	2,500,000	2,500,000
Total Housing				8,151,804

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Maryland Tax-Free Income Fund
Security	Rate	Maturity Date	Principal Amount	Value
Industrial Revenue — 0.6% Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	$375,000	$375,087
Total Industrial Revenue				375,087
Leasing — 1.6%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,000,408
Total Leasing				1,000,408
Local General Obligation — 19.4%
County of Baltimore, Maryland	5.000%	3/1/2030	1,000,000	1,043,382
County of Baltimore, Maryland	4.000%	3/1/2036	1,000,000	987,639
County of Baltimore, Maryland	4.000%	3/1/2040	1,000,000	946,554
County of Howard, Maryland	4.000%	8/15/2045	2,000,000	1,821,276
County of Montgomery, Maryland(a)	3.800%	11/1/2037	2,140,000	2,140,000
County of Prince George’s, Maryland	5.000%	7/15/2040	1,750,000	1,803,686
County of Wicomico, Maryland	4.000%	11/1/2031	500,000	496,940
Maryland Stadium Authority, Ocean City Convention Facility Expansion	4.000%	12/15/2039	525,000	487,663
State of Maryland	5.000%	6/1/2026	610,000	613,948
State of Maryland	4.000%	8/1/2029	500,000	497,605
State of Maryland	5.000%	3/15/2031	1,000,000	1,043,766
Total Local General Obligation				11,882,459
Pre-Refunded/Escrowed to Maturity — 1.9%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	1,185,000	1,194,270
Total Pre-Refunded/Escrowed to Maturity				1,194,270
Transportation — 11.0%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/2044	1,795,000	1,421,962
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/2030	3,000,000	3,051,973
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	1,836,079
Maryland State Transportation Authority Transportation Facilities Project Revenue	5.000%	7/1/2040	400,000	416,635
Total Transportation				6,726,649
Water & Sewer — 5.9%
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/2041	575,000	531,426
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/2042	525,000	482,091
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/2043	560,000	511,323
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds(a)	3.750%	6/1/2024	1,100,000	1,100,000
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/1/2037	1,000,000	1,022,134
Total Water & Sewer				3,646,974
Total Municipal Bonds (Cost — $64,889,228)				60,803,731

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Maryland Tax-Free Income Fund
Value

Total Investments — 99.1% (Cost — $64,889,228)	$60,803,731
Other Assets in Excess of Liabilities — 0.9%	553,059
Total Net Assets — 100.0%	$61,356,790

Notes:
(a) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
LP — Limited Partnership

Ratings table*

Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	30.90%
AA/Aa	36.50%
A	16.40%
BBB/Baa	14.50%
BB/Bb	1.20%
NR/Not rated	0.50%
100%

* As a percentage of total investments.
** The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a
Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

Securities Valuation
September 30, 2023 (Unaudited)(Continued)
1919 Maryland Tax-Free Income Fund

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2023:

Securities Valuation
September 30, 2023 (Unaudited)(Continued)
1919 Maryland Tax-Free Income Fund

Description	Level 1	Level 2	Level 3	Total
Long Term Investments:				$–
Municipal Bonds	$–	$60,803,731	$–	$60,803,731
Total Long Term Investments	–	60,803,731	–	60,803,731
Total Investments	$–	$60,803,731	$–	$60,803,731
See Schedule of Investments for additional detailed categorizations.